Segmental reporting - Disclosure of analysis of results by business (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) employee	Dec. 31, 2024 GBP (£) employee	Dec. 31, 2023 GBP (£) employee
Disclosure of operating segments [line items]
Net interest income	£ 7,294	£ 6,745	£ 6,653
Non-interest income	13,633	12,292	11,615
Total income	20,927	19,037	18,268
Operating costs	(12,593)	(12,245)	(12,270)
UK regulatory levies	(228)	(242)	(149)
Litigation and conduct	(284)	(186)	(44)
Operating expenses	(13,105)	(12,673)	(12,463)
Other net (expenses) income	(13)	0	(4)
Profit before Impairment	7,809	6,364	5,801
Credit impairment (charges)/releases	(1,866)	(1,617)	(1,578)
Profit/(loss) before tax	5,943	4,747	4,223
Total assets	1,245,473	1,218,524	1,185,200
Total liabilities	£ 1,183,160	£ 1,159,304	£ 1,124,700
Number of employees (full time equivalent) | employee	22,300	23,000	23,900
Average number of employees (full time equivalent) | employee	22,300	23,400	23,800
Average number of employees (headcount) | employee	22,400	23,500	24,000
Operating segments | Barclays UK Corporate Bank
Disclosure of operating segments [line items]
Net interest income	£ 1,532	£ 1,266	£ 1,241
Non-interest income	593	590	620
Total income	2,125	1,856	1,861
Operating costs	(1,071)	(1,008)	(977)
UK regulatory levies	(29)	(37)	(8)
Litigation and conduct	(39)	(1)	1
Operating expenses	(1,139)	(1,046)	(984)
Other net (expenses) income	0	0	(3)
Profit before Impairment	986	810	874
Credit impairment (charges)/releases	(37)	(76)	27
Profit/(loss) before tax	949	734	901
Total assets	71,400	61,300	61,600
Total liabilities	104,300	94,700	86,800
Operating segments | Barclays Private Bank and Wealth Management
Disclosure of operating segments [line items]
Net interest income	834	796	792
Non-interest income	584	545	443
Total income	1,418	1,341	1,235
Operating costs	(1,040)	(953)	(830)
UK regulatory levies	(10)	(9)	(4)
Litigation and conduct	(9)	0	2
Operating expenses	(1,059)	(962)	(832)
Other net (expenses) income	0	0	0
Profit before Impairment	359	379	403
Credit impairment (charges)/releases	8	(6)	(4)
Profit/(loss) before tax	367	373	399
Total assets	41,900	34,100	32,100
Total liabilities	80,400	75,000	61,000
Operating segments | Barclays Investment Bank
Disclosure of operating segments [line items]
Net interest income	1,653	1,413	1,705
Non-interest income	11,677	10,779	9,717
Total income	13,330	12,192	11,422
Operating costs	(8,187)	(7,889)	(7,847)
UK regulatory levies	(181)	(187)	(123)
Litigation and conduct	(28)	(55)	5
Operating expenses	(8,396)	(8,131)	(7,965)
Other net (expenses) income	0	0	1
Profit before Impairment	4,934	4,061	3,458
Credit impairment (charges)/releases	(305)	(123)	(102)
Profit/(loss) before tax	4,629	3,938	3,356
Total assets	1,082,000	1,061,800	1,027,600
Total liabilities	968,100	955,600	948,900
Operating segments | Barclays US Consumer Bank
Disclosure of operating segments [line items]
Net interest income	2,849	2,687	2,616
Non-interest income	859	664	665
Total income	3,708	3,351	3,281
Operating costs	(1,666)	(1,637)	(1,669)
UK regulatory levies	0	0	0
Litigation and conduct	(8)	(13)	(6)
Operating expenses	(1,674)	(1,650)	(1,675)
Other net (expenses) income	0	0	(1)
Profit before Impairment	2,034	1,701	1,605
Credit impairment (charges)/releases	(1,521)	(1,293)	(1,438)
Profit/(loss) before tax	513	408	167
Total assets	34,300	34,900	33,400
Total liabilities	25,400	24,500	21,200
Head Office
Disclosure of operating segments [line items]
Net interest income	426	583	299
Non-interest income	(80)	(286)	170
Total income	346	297	469
Operating costs	(629)	(758)	(947)
UK regulatory levies	(8)	(9)	(14)
Litigation and conduct	(200)	(117)	(46)
Operating expenses	(837)	(884)	(1,007)
Other net (expenses) income	(13)	0	(1)
Profit before Impairment	(504)	(587)	(539)
Credit impairment (charges)/releases	(11)	(119)	(61)
Profit/(loss) before tax	(515)	(706)	(600)
Total assets	15,900	26,400	30,500
Total liabilities	5,000	9,500	6,800
Of which inter-segmental income/(expense)
Disclosure of operating segments [line items]
Total income	(278)	(754)	(646)
Of which inter-segmental income/(expense) | Barclays UK Corporate Bank
Disclosure of operating segments [line items]
Total income	1,903	2,410	1,576
Of which inter-segmental income/(expense) | Barclays Private Bank and Wealth Management
Disclosure of operating segments [line items]
Total income	1,864	2,167	1,726
Of which inter-segmental income/(expense) | Barclays Investment Bank
Disclosure of operating segments [line items]
Total income	(3,483)	(3,815)	(2,650)
Of which inter-segmental income/(expense) | Barclays US Consumer Bank
Disclosure of operating segments [line items]
Total income	£ (6)	£ (8)	£ (6)